Note 3 - Loans (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Interest Receivable	$ 872		$ 872		$ 732	$ 581
Financing Receivable, Nonaccrual	817		817		1,090	1,187
Financing Receivable, Troubled Debt Restructuring	1,314		1,314		1,269	1,740
Troubled Debt Restructuring, Debtor, Subsequent Periods, Contingent Payments, Amount, Total	7		$ 7		$ 29	$ 33
Financing Receivable, Modifications, Number of Contracts		0	1	0	0	3
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 73		$ 73		$ 174	$ 175
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 0	$ 80	$ 0		$ 0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0	0	0		0
Threshold Amount of Loans Outstanding to Perform Credit Analysis	$ 100		$ 100		100
Non-accrual Loans [Member]
Financing Receivable, Nonaccrual					761	$ 948
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Nonaccrual	18		18		249
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Nonaccrual	$ 80		$ 80		$ 80	$ 239